Income Taxes - Schedule of Effective Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Tax Rate Reconciliation [Abstract]
Statutory income tax rate, percentage	17.00%	17.00%	17.00%
Effect of deferred professional fee, percentage	(1.00%)	(6.00%)	0.00%
Effective tax rate, percentage	9.00%	11.00%	17.00%
Statutory income tax rate (in Dollars)	$ 4,551,026
Effect of deferred professional fee (in Dollars)	(305,676)
Effect of AURE income before income taxes (in Dollars)	$ (1,480,622)
Effect of AURE income before income taxes, percentage	(6.00%)
Effect of gain on unrealized crypto (in Dollars)	$ (1,062,382)
Effect of gain on unrealized crypto, percentage	(4.00%)
Effect of share-based compensation (in Dollars)	$ 810,353
Effect of share-based compensation, percentage	3.00%
Other permanent differences (in Dollars)	$ (176,291)
Other permanent differences, percentage	0.00%
Effective tax rate (in Dollars)	$ 2,336,408	$ 566,970	$ (1,318,073)
Effective tax rate	9.00%	11.00%	17.00%